Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Options, Number of Options
Total Options: Number of Options, Exercised	(600,000)	(750,000)
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 5.35	$ 3.63
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 4	$ 3
Non-vested options: Weighted average recognition period	3 years	3 years
Vested Options: Weighted average remaining term	5 years	6 years
Vested Options: Aggregate intrinsic value	$ 10	$ 21
Vested Options: Fair value	$ 2	$ 1
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	2,590,304
Granted	467,100
Total Options: Number of Options, Exercised	(203,525)
Total Options: Number of Options, Outstanding, Ending Balance	2,853,879	2,590,304
Total Options: Number of Options, Options exercisable	1,505,479
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 48.48
Total Options: Weighted average exercise price per share, Granted	58.26
Total Options: Weighted average exercise price per share, Exercised	43.87
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	50.41	$ 48.48
Total Options: Weighted average exercise price per share, Options exercisable	$ 46.59
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,452,475
Granted	467,100
Non-Vested Options: Number of Options, Vested	571,175
Non-Vested Options: Number of Options, Ending Balance	1,348,400	1,452,475
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 3.18
Non-Vested Options: Weighted average exercise price per share, Granted	5.35
Non-Vested Options: Weighted average exercise price per share, Vested	2.83
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 4.08	$ 3.18